Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 8 - Premises and Equipment

The components of premises and equipment at December 31, 2023 and 2022 are as follows (in thousands):

	2023	2022
Land and land improvements	$292	$292
Buildings	1,581	1,619
Leasehold improvements	699	649
Furniture, fixtures and equipment	3,568	2,892
	6,140	5,452
Accumulated depreciation	(3,207)	(2,677)
Premises and equipment, net	$2,933	$2,775

Depreciation expense for the years ended December 31, 2023 and 2022 amounted to approximately $530,000 and $437,000, respectively.